EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost and Other Changes Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan | United States
Components of net periodic benefit cost:
Service cost	$ 107	$ 0	$ 0
Interest cost	1,696	0	0
Expected return on plan assets	(4,779)	0	0
Amortization of:
Net loss	0	0	0
Prior service (benefit)	0	0	0
Curtailments, settlements and terminations, net	0	0	0
Other	0	0	0
Net periodic cost (benefit)	(2,976)	0	0
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	11,011	0	0
Prior service (benefit)	0	0	0
Amortization of:
Net (loss)	0	0	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income taxes expense (benefit)	2,643	0	0
Total recognized in other comprehensive income (loss)	13,654	0	0
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	10,678	0	0
Pension Plan | International Pension Plans
Components of net periodic benefit cost:
Service cost	3,219	1,858	1,536
Interest cost	5,505	3,808	5,117
Expected return on plan assets	(6,883)	(7,275)	(6,791)
Amortization of:
Net loss	2,946	2,081	2,038
Prior service (benefit)	(812)	(785)	(783)
Curtailments, settlements and terminations, net	1,756	0	0
Other	238	0	0
Net periodic cost (benefit)	5,969	(313)	1,117
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	(13,186)	12,957	5,010
Prior service (benefit)	(213)	0	0
Amortization of:
Net (loss)	(2,946)	(2,081)	(2,038)
Prior service benefit	812	785	783
Foreign exchange impact and other	(2,026)	1,309	188
Income taxes expense (benefit)	(3,209)	(2,154)	38
Total recognized in other comprehensive income (loss)	(20,768)	10,816	3,981
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	(14,799)	10,503	5,098
OPRB Plans
Components of net periodic benefit cost:
Service cost	1	0	0
Interest cost	157	0	0
Expected return on plan assets	0	0	0
Amortization of:
Net loss	0	0	0
Prior service (benefit)	0	0	0
Curtailments, settlements and terminations, net	0	0	0
Other	0	0	0
Net periodic cost (benefit)	158	0	0
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	166	0	0
Prior service (benefit)	0	0	0
Amortization of:
Net (loss)	0	0	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income taxes expense (benefit)	11	0	0
Total recognized in other comprehensive income (loss)	177	0	0
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$ 335	$ 0	$ 0